Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Outstanding Debt

Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:

March 31, 2025	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$14,000,000	$-	$-	$14,000,000
Convertible note payable	750,000	(422,321)	-	327,679
Total	$14,750,000	(422,321)		$14,327,679

December 31, 2024	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$12,700,000	$-	$-	$12,700,000
Convertible note payable	1,200,000	(1,102,684)	-	97,316
Total	$13,900,000	$(1,102,684)	$-	$12,797,316

Total outstanding debt of the Company is comprised of the following, including convertible notes and other related party debt:

December 31, 2024	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$12,700,000	$-	$-	$12,700,000
Convertible note payable	1,200,000	(1,102,684)	-	97,316
Total	$13,900,000	$(1,102,684)	$-	$12,797,316

December 31, 2023	Principal	Debt Discount	Accrued Interest	Total
Revolving Loan Facility	$9,000,000	$-	$-	$9,000,000
Other related party debt (Note 11)	12,598,000	-	2,272,993	14,870,993
Total	$21,598,000	$-	$2,272,993	$23,870,993